SUPPLEMENTARY DATA ON SELECTED STATEMENTS OF INCOME (Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial income:
Foreign currency translation adjustments		$ 12	$ 10
Realized gain on marketable securities	$ 1	1,862	326
Interest income and amortization/accretion of premium/discount on marketable securities	1	2	5
Dividend on equity marketable securities	30	85	160
Financial income	32	1,961	501
Financial expenses:
Bank charges	(25)	$ (20)	$ (28)
Foreign currency translation adjustments	(45)
Financial expense	(70)	$ (20)	$ (28)
Financial Inome (Expense), Net	$ (38)	$ 1,941	$ 473